COMMITMENTS AND CONTINGENCIES - Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Operating Leased Assets [Line Items]
2022	$ 9,950	$ 9,650
2023	10,250	9,950
2024	10,550	10,250
2025	10,850	10,550
Total lease payments	69,500	71,900
Third Party
Operating Leased Assets [Line Items]
2022	114,000	114,000
2023	108,000	114,000
2024	110,000	108,000
2025	150,000	110,000
2026		150,000
Thereafter		1,536,250
Total lease payments	$ 2,216,250	$ 2,018,250